Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenues (note 3)		$ 4	$ 2,128
Expenses
Cost of sales		16	17
Research and development		2,584	4,012
Selling, general and administrative (note 10)		3,514	2,306
Total expenses		6,114	6,335
Loss from operations		(6,110)	(4,207)
Gain (loss) due to changes in foreign currency exchange rates		77	(59)
Interest income		285	13
Other finance costs		(4)	(2)
Net finance income (costs)		358	(48)
Loss before income taxes		(5,752)	(4,255)
Income tax recovery
Net loss		(5,752)	(4,255)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments		199	(168)
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit plans (note 5)		319	(162)
Comprehensive loss		$ (5,234)	$ (4,585)
Basic loss per share		$ (4.74)	$ (3.51)
Diluted loss per share		$ (4.74)	$ (3.51)
Weighted average number of shares outstanding, basic	[1]	1,213,969	1,213,969
Weighted average number of shares outstanding, diluted	[1]	1,213,969	1,213,969

[1]	On May [3], 2024, the Company’s shares were consolidated on a 1-for-4 reverse stock split, which has been reflected retrospectively in the financial statements and further discussed in note 6.